Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Corporate customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2024
Cost	1,650	3,275	337	244	176	413	6,095
Accumulated amortization	(934)	(2,140)	(334)	(207)	(156)	(292)	(4,063)
Net book amount	716	1,135	3	37	20	121	2,032
Year ended December 31, 2024
Opening net book amount	716	1,135	3	37	20	121	2,032
Additions	-	678	-	-	-	6	684
Business combinations	-	146	-	-	-	-	146
Disposals	-	(13)	-	-	-	(1)	(14)
Amortization charge	(143)	(590)	(1)	(9)	(6)	(50)	(799)
Closing net book amount	573	1,356	2	28	14	76	2,049
At December 31, 2024
Cost	1,650	4,099	337	244	176	417	6,923
Accumulated amortization	(1,077)	(2,743)	(335)	(216)	(162)	(341)	(4,874)
Net book amount	573	1,356	2	28	14	76	2,049
Year ended December 31, 2025
Opening net book amount	573	1,356	2	28	14	76	2,049
Additions	-	960	-	-	-	12	972
Business combinations	-	388	-	-	73	684	1,145
Disposals	-	(45)	(1)	-	-	(3)	(49)
Amortization charge	(143)	(970)	-	(6)	(9)	(90)	(1,218)
Closing net book amount	430	1,689	1	22	78	679	2,899
At December 31, 2025
Cost	1,650	5,544	316	40	93	928	8,571
Accumulated amortization	(1,220)	(3,855)	(315)	(18)	(15)	(249)	(5,672)
Net book amount	430	1,689	1	22	78	679	2,899

Summary of Amortization of Intangible Assets Allocated	During the years ended December 31, 2023, 2024 and 2025, amortization was charged to the consolidated income statements as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Cost of revenues	578	597	999
Selling and marketing expenses	10	10	5
General and administrative expenses	193	192	214
	781	799	1,218